Goodwill (Details) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 18, 2021	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 30, 2023	Dec. 30, 2022
Goodwill [Line Items]
Outstanding shares percent	100.00%
Cash	$ 225,000
Impairment of goodwill					$ 4,125,460
Goodwill		1,679,978	1,679,978	[1]	$ 1,679,978	$ 1,679,978	$ 5,805,438
Stock Purchase Agreement [Member]
Goodwill [Line Items]
Cash		225,000	225,000
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Goodwill [Line Items]
Purchase price		6,229,000	6,229,000
Series AA Preferred Stock [Member]
Goodwill [Line Items]
Aggregate value		$ 964,000	$ 964,000
Series AA Preferred Stock [Member] | Stock Purchase Agreement [Member]
Goodwill [Line Items]
Number of shares issued (in Shares)		1,000,000	1,000,000
Series AA Preferred Stock [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Goodwill [Line Items]
Number of shares issued (in Shares)	1,000,000
Series DD Preferred Stock [Member]
Goodwill [Line Items]
Cash		$ 175,000	$ 175,000
Number of shares issued (in Shares)		8,974	8,974
Aggregate value		$ 5,040,000.00	$ 5,040,000.00
Series DD Preferred Stock [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Goodwill [Line Items]
Number of shares issued (in Shares)	8,974

[1]	Derived from audited information